Legal Proceedings	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments
Legal Proceedings

NOTE 15 – Legal Proceedings

Please refer to our Transition Report on Form 10-KT filed April 2, 2018 for information regarding our pending legal proceedings. The following represents an update to the items disclosed in that filing:

Rocky Mountain High Brands, Inc. v Lyonpride Music, LLC, United States District Court Northern District of Texas, 3:18-cv-00045-C

The Company filed suit against Lyonpride Music, LLC (“Lyonpride”) for fraud and for declaratory relief with respect to a contract between the parties. The Company is seeking monetary damages against Lyonpride. The case has been referred to binding arbitration.

Los Angeles Superior Court, BC669367, filed July 24, 2017. Statewide Beverage Company, Inc. v. Rocky Mountain High Brands, Inc.

Statewide Beverage Company, Inc. filed a breach of contract claim, and the Company has filed counterclaims for breach of contract, common law fraud and declaratory relief. The case is currently in the discovery phase.

Dallas County Texas, Case Number DC-17-15441 filed November 8, 2017. Rocky Mountain High Brands, Inc. f/k/a Republic of Texas Brands, Inc. Plaintiff, vs. Jerry Grisaffi, Joe Radcliffe, LSW Holdings, LLC, Lily Li, Epic Group One, LLC, Kenneth Radcliffe, Dennis Radcliffe, Phil Uhrik, Michael Radcliffe, Frank Izzo, Morgan Albright, John Garrison, BB Winks, LLC, Crackerjack Classic, LLC, and Universal Consulting, LLC.

The Company is seeking the return of Series A Preferred Stock (“Series A”) issued to Jerry Grisaffi (“Grisaffi”), RMHB’s former Chairman of the Board, and common stock issued to certain other defendants or later obtained by certain other defendants for little or no consideration paid to the Company. The Company alleges, among other things, that Grisaffi breached his fiduciary duty to the Company by issuing these Series A shares to himself and common stock to himself and others. RMHB is also seeking to void the Indemnification and Release Agreement (“Indemnification”) between the Company and Grisaffi that was executed in June 2017.

On May 3, 2018 the Trial Court conducted a hearing on motion by the Company and issued orders directing LSW Holdings, LLC (“LSW”) and Lily Li (“Li”) to respond to discovery propounded by the Company and sanctioned LSW and Li for failure to properly and timely respond to such discovery. On June 20, 2018, the Trial Court conducted a hearing on motion by the Company and issued an order directing Grisaffi to respond to discovery propounded by the Company and sanctioned Grisaffi for failure to properly and timely respond to such discovery. The Company is awaiting full response and production from all defendants.

Grisaffi filed a counterclaim against the Company seeking payment for two promissory notes allegedly owed to him, as well as relief under the Indemnification. Those notes have been accounted for in the Company’s consolidated financial statements. Those counterclaim matters have been proactively addressed in the Company’s original suit, seeking to void the Indemnification and the two notes based on, among other things, fraud of Grisaffi. Grisaffi has also filed a derivative suit within the main lawsuit. The Company has filed a motion to dismiss the derivative suit and is awaiting a ruling on that motion.

In June 2018 LSW and Li filed counterclaims against the Company, generally seeking an increase of voting rights of the Series A shares to 1200:1, a declaration that the Series A shares were validly issued to Grisaffi, challenging the authorized share increase of the Company, claiming securities fraud by the Company with respect to the Series A Shares purchased from Grisaffi and other common stock allegedly purchased by LSW and Li, as well as fraud, breach of contract and negligent misrepresentation by the Company. LSW seeks $10,000,000 in damages from the Company, for the $3,500,000 which was paid to Grisaffi for said Series A shares and for which LSW claims to somehow be the responsibility of the Company to cover, and the remaining $6,500,000 for money allegedly spent by LSW in “developing a distribution system in China” and other alleged “investments” of Li and LSW in the Company. LSW and Li also seek exemplary damages. The Company intends to vigorously defend these counterclaims.

A trial date has been set for December 2018.

Arbitration Claim of Roy J. Meadows Against Rocky Mountain High Brands, Inc. dated February 24, 2016

On October 6, 2017 the Company executed a Release and Settlement Agreement with Roy Meadows (“Meadows Settlement”) regarding the litigation between the parties. As part of the Meadows Settlement, the Company agreed to issue 45 million shares of the Company’s common stock, including 20 million shares issued immediately and 25 million shares to be issued upon the effectiveness of the Company’s increased common share authorization, which occurred on October 31, 2017. Mr. Meadows is subject to a “leak-out” formula whereby he is limited in the number of shares he can re-sell if the stock price is below $.06 per share. In connection with this settlement, the Company agreed to an exchange of the Preferred C Stock back to the originating note payable in accordance with the terms of the Exchange Agreement. Mr. Meadows assigned the note to GHS Investments, LLC, (“GHS”) an outside investment group, in exchange for $1,000,000 in consideration paid to him by GHS. Mr. Meadows released the Company from all claims and returned 55,096,825 stock warrants.

Claims Against Donna Rayburn

On October 6, 2017 the Company executed a Release and Settlement Agreement with Donna Rayburn regarding the litigation between the Company and Ms. Rayburn. Ms. Rayburn released the Company from all claims and returned 10 million stock warrants.

Rocky Mountain High Brands, Inc. v Lyonpride Music, LLC, United States District Court Northern District of Texas, 3:18-cv-00045-C

The Company filed suit against Lyonpride Music, LLC (“Lyonpride”) for fraud and for declaratory relief with respect to a contract between the parties. The Company is seeking monetary damages against Lyonpride. The case is currently in the discovery phase.

Los Angeles Superior Court, BC669367, filed July 24, 2017. Statewide Beverage Company, Inc. v. Rocky Mountain High Brands, Inc.

Statewide Beverage Company, Inc. filed a breach of contract claim, and the Company has filed counterclaims for breach of contract, common law fraud and declaratory relief. The case is currently in the discovery phase.

Dallas County Texas, Case Number DC-17-15441 filed November 8, 2017. Rocky Mountain High Brands, Inc. f/k/a Republic of Texas Brands, Inc. Plaintiff, vs. Jerry Grisaffi, Joe Radcliffe, LSW Holdings, LLC, Lily Li, Epic Group One, LLC, Kenneth Radcliffe, Dennis Radcliffe, Phil Uhrik, Michael Radcliffe, Frank Izzo, Morgan Albright, John Garrison, BB Winks, LLC, Crackerjack Classic, LLC, and Universal Consulting, LLC.

The Company is seeking the return of Series A Preferred Stock and common stock issued to certain defendants or later obtained by certain other defendants for little or no consideration paid to the Company. The Company alleges that RMHB’s former Chairman of the Board breached his fiduciary duty to the Company by issuing these shares to himself and others. RMHB is also seeking to void the Indemnification and Release Agreement between the parties that was executed in June 2017. The Company is awaiting response from discovery requests at the current time. A trial date has been set for December 2018.